Stock-Based Compensation (Tables) - EOS ENERGY STORAGE, LLC [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Schedule of stock option activity
	Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Options Outstanding at December 31, 2019	6,815,603	$0.90	5.4
Granted	1,250,000	$0.50
Cancelled/Forfeited	(749,760)	$1.47
Options Outstanding at June 30, 2020	7,315,843	$0.74	5.7
Options Exercisable at June 30, 2020	2,963,768	$1.04

	Units	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)
Options Outstanding at December 31, 2017	3,879,955	$1.39
Granted	1,708,806	$1.75
Cancelled/Forfeited	(331,334)	$1.55
Options Outstanding at December 31, 2018	5,257,427	$1.51	2.8
Granted	4,422,114	$0.55
Cancelled/Forfeited	(2,863,938)	$1.51
Options Outstanding at December 31, 2019	6,815,603	$0.87	5.4
Options Exercisable at December 31, 2018	3,303,608	$1.33	2.8
Options Exercisable at December 31, 2019	2,356,348	$1.31	1.8

Schedule of weighted average fair value of options granted
	2020	2019
Volatility	50.00%	58.20%
Risk free interest rate	0.49%	1.89%
Expected life (years)	6.25	6.25
Dividend yield	0%	0%

	2019	2018
Volatility	58.20%	62.00%
Risk free interest rate	1.89%	2.42%
Expected life (years)	6.25	4.5
Dividend yield	0%	0%

Schedule of non-vested stock option activity
	Shares	Fair Value
Non-vested options outstanding at December 31, 2019	3,833,774	$1.72
Granted	1,250,000	$0.50
Vested	(465,459)	$0.50
Exercised	—	—
Forfeited	(749,760)	$1.47
Non-vested options outstanding at June 30, 2020	3,868,555	$0.55

	Shares	Fair Value
Non-vested options outstanding at December 31, 2017	828,197	$1.49
Granted	1,708,806	$1.75
Vested	(622,035)	$1.60
Exercised	—	—
Forfeited	(93,730)	$1.38
Non-vested options outstanding at December 31, 2018	1,821,239
Granted	4,422,114	$0.50
Vested	(497,189)	$0.77
Exercised	—	—
Forfeited	(1,912,390)	$1.65
Non-vested options outstanding at December 31, 2019	3,833,774	$1.72